Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] $ in Thousands	12 Months Ended
Mar. 12, 2018 USD ($)
Opening Balance	$ 116,743
Cash flows	(28,100)
Non-cash changes amortization of debt issuance cost	488
Closing balance	$ 89,131